Provision for Site Reclamation and Closure (Details Narrative) - Provision for decommissioning, restoration and rehabilitation costs - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions, undiscounted cash flows	$ 2,658	$ 2,545
Major assumptions made concerning future events, other provisions, inflation rate	2.00%	2.00%
Major assumptions made concerning future events, other provisions, discount rate	1.76%	2.41%